                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT E

                      POST-EFFECTIVE AMENDMENT ON FORM N-4

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

    1. Part A. The Table of Condensed Financial Information is included in Part A of this Registration Statement.

    2. Part B. The following Financial Statements of Account E are included in Part B of this Registration Statement:

         Statement of Assets and Liability -- December 31, 2000
         Statement of Operations -- Year ended December 31, 2000
         Statements of Changes in Net Assets -- Years ended December 31, 2000 and 1999
         Notes to Financial Statements -- December 31, 2000
         Report of Ernst & Young LLP, Independent Auditors

    3. The following Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in the SAI:

         Balance Sheets -- Statutory Basis -- Years ended December 31, 2000 and 1999
         Statements of Operations -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998
         Statements of Changes in Capital and Surplus -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998
         Statements of Cash Flows -- Statutory Basis -- Years ended December 31, 2000, 1999, and 1998
         Notes to Statutory Basis Financial Statements -- December 31, 2000 Report of Ernst & Young LLP, Independent Auditors

                    (b)  List of Exhibits

(1)(a) Resolutions of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account E incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(1)(b) Establishing Resolution of Segregated Investment Account incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(2)      None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(3)(b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(d) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(e) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(4)(c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

(4)(f) Form of I4L Q Rider incorporated by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.

(4)(g) Form of I4L NQ Rider incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.

(4)(h)   Bonus Rider

(4)(i)   EGMDB Rider

(4)(j)   EEB Rider

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(6)(b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)      Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N1-A (2-80741), Amendment No. 21 filed on April 10, 2000.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 28, 1998.

(9) Consent and Opinion of Jeremy Sachs, incorporated herein by reference to Post-Effective Amendment #12 filed on April 22, 1998.

(10)     Consent of Ernst & Young LLP, Independent Auditors

(11)     Not applicable

(12)     Not applicable

(13)     Not applicable

(14)     Not Applicable

(15)     Other Exhibits:

                    (a) Organizational Chart of the Lincoln National Insurance Holding Company System

                    (b)  Books and Records Report.

(16)     Powers of Attorney

(16)(a)  Janet Chrzan
(16)(b) Lawrence T. Rowland, incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 7, 1999.
(16)(c)  Charles Haldeman, Jr.
(16)(d)
(16)(e) Richard C. Vaughan, incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 7, 1999.

(16)(f) Jon A. Boscia, incorporated herein by reference to Registration Statement on Form N-4 (33-26032) filed on April 11, 2000.

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------



Jon A. Boscia**                President and Director

Lorry J. Stensrud*             Chief Executive Officer of Annuities, Executive
                               Vice President, and Director

John H. Gotta****              Chief Executive Officer of Life Insurance,
                               Executive Vice President, and Director

Gary W. Parker****             Senior Vice President

Charles E. Haldeman, Jr.*****  Director

Cynthia A. Rose*               Secretary and Assistant Vice President

Lawrence T. Rowland***         Executive Vice President and Director


Janet Chrzan*                  Senior Vice President, Chief Financial Officer
                               and Director

Eldon J. Summers*              Second Vice President and Treasurer

Richard C. Vaughan**           Director

Elizabeth Frederick*           Senior Vice President and General Counsel

Diane Dillman*                 Director of Annuities Compliance

Christine Frederick****        Director of Life Compliance

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

**Principal business address is Center Square West Tower, 1500 Market Street - Suite 3900, Philadelphia, PA 19102-2112
***Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538
****Principal business address is 350 Church Street, Hartford, CT
06103

*****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682
Item 26.

                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH THE DEPOSITOR OR REGISTRANT

  See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System

Item 27.
                            NUMBER OF CONTRACTOWNERS

  As of February 28, 2001, there were 10,222 contractowners under Account E.


Item 28.   Indemnification

(a)  Brief description of indemnification provisions.

     In general, Article VIII of the By-Laws of Lincoln National Pension Insurance Company (LNP) provides that LNP will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNP, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNP. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officer, and employees of LNP in connection with suits by, or in the rights of, LNP.

     Please refer to Article VIII of the By-Laws of LNP (Exhibit No. 6 at Item 24 [b] of this Registration Statement) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund,
Inc. Lincoln National Variable Annuity Account H and Lincoln National Flexible Premium Variable Life Accounts F and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Life which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Vice President
        27304 Park Vista Road
        Agoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   5400 Mount Meeker Road, Suite 1
   Boulder, CO 80301-3508

B  Carl R. Bauer                       Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 N. Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E. Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                                       (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ------------------                       ---------------------

     John A. Blanchard                        Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                            Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Mick L. Brethower                        Senior Vice President
     2320 North Austin Avenue
     Georgetown, TX  78626

     Alan Brown                               Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                           Vice President


     Brian C. Casey                           Vice President
     8002 Greentree Road
     Bethesda, MD 20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, CO 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                                         (2)
     Name and Principal                       Positions and Offices
     Business Address                         with Underwriter
     ---------------------                    ---------------------

H    Carlo O. Cordasco                        Assistant Vice President

     Thomas E. Cournoyer                      Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell                     Senior Vice President
     3521 Rittenhouse Street,
     N.W.
     Washington, D.C. 20015

L    Carl D. Cutting                          Vice President

     William Daugherty                        Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Guy E. Decker                            Regional Vice President
     345 Trowbridge Lane
     Lawrenceville, GA 300436

     Daniel J. Delianedis                     Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     James A. DePerno, Jr.                    Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce De Priester                        Vice President

     Michael A. Dilella                       Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill                          Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     1307 Sage Court
     Chesapeake, VA 23320

     Robert W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

     Timothy L. Ellis                         Regional Vice President
     1441 Canton Mart Road, Suite 9
     Jackson, MS 39211

     John Fodor                               Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

     Daniel B. Frick                          Regional Vice President
     845 Western Avenue
     Glen Ellyn, IL 60137

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President


   Derek S. Hansen                     Regional Vice President
   13033 Ridgedale Drive, PMB 147
   Minnetonka, MN 55305

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867

H  Mary Pat Harris                     Assistant Vice President


   Ronald R. Hulsey                    Senior Vice President
   6744 Avalon
   Dallas, TX 75214


   Robert S. Irish                     Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483



   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111


B  Damien M. Jordan                    Vice President


   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32073

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022


H  Dianne L. Koske                     Assistant Vice President


   Andrew R. LeBlanc                   Regional Vice President
   78 Eton Road
   Garden City, NY 11530

   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


    Mark Lien                           Regional Vice President
    5570 Beechwood Terrace
    West Des Moines, IA 50266

L   Lorin E. Liesy                      Vice President


    Louis K. Linquata                   Regional Vice President
    170 South Battin
    Wichita, KS 67218

LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


    James R. McCrary                    Regional Vice President
    963 1st Street, #1
    Hermosa Beach, CA 90254


S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027

   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372

   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025

   Jeffrey A. Olson                  Regional Vice President
   930 S. Cowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558

   Samuel W. Perry                   Regional Vice President
   4730 East Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301

   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA 02494


B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Vice President
   7455 80th Place S.E.
   Mercer Island, WA 98040

L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President

   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521

   Brian A. Roberts                  Vice President
   P.O. Box 388
   Glenville, NC 28736

   George S. Ross                    Senior Vice President
   P.O. Box 376
   Southport, ME 04576


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director



   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------


   Christopher S. Rowey               Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90034

   Dean B. Rydquist                   Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005

   Richard R. Samson                  Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292

   Joseph D. Scarpitti                Vice President
   31465 St. Andrews
   Westlake, OH  44145

   Shannon D. Schofield               Regional Vice President
   3078 Peachtree Drive, NE
   Atlanta, GA 30305


L  R. Michael Shanahan                Director


   Brad W. Short                      Regional Vice President
   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                     Chairman of the Board and
   1000 RIDC Plaza, Suite 212         Co-Chief Executive
   Pittsburgh, PA 15238               Officer

   William P. Simon                   Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333

   Jerry L. Slater                    Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105

   Rodney G. Smith                    Senior Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080

S  Sherrie L. Snyder-Senft            Assistant Vice President


   Anthony L. Soave                   Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348


L  Therese L. Souiller                Assistant Vice President


   Nicholas D. Spadaccini             Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401

LW Eric H. Stern                     Director

B  Max D. Stites                     Vice President


   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451

   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034

   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689


L  Drew W. Taylor                    Assistant Vice President


   Gary J. Thoma                     Regional Vice President
   604 Thelosen Drive
   Kimberly, WI 54136


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

   Thomas E. Warren                  Vice President
   119 Faubel Street
   Sarasota, FL 34242



L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller


(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J. D. Wiedmaier              Assistant Vice President

SF   N. Dexter Williams           Senior Vice President

     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Jonathan A. Young            Regional Vice President
     329 Downing Drive
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016.

H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240


(C) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $16,110,708.23

Item 30.  Location of Accounts and Records

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.


Item 31. Management Services

     Not Applicable.

50

Item 32. Undertakings
---------------------

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

     (d) Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Lincoln National Life Insurance Company.

Item 33. ( Additional Item) - Undertaking Concerning the Texas Optional Retirement Program

     Refer to the initial Registration Statement.

Item 34. (Additional Item) - Undertaking Concerning Withdrawal Restrictions on IRC Section 403(b) Plan Participants

     Refer to initial Registration Statement.
51

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 11th day of April, 2001.

                              LINCOLN NATIONAL VARIABLE ANNUITY
                              ACCOUNT E - Legacy I
                              (Registrant)

                              By:   /s/ Ronald L. Stopher
                                    --------------------------------
                                    Ronald L. Stopher
                                    Vice President, Lincoln National Life
                                    Insurance, Co.

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                      (Depositor)

                              By:   /s/ Lorry J. Stensrud
                                    --------------------------------
                                    Lorry J. Stensrud
                                    (Signature-Officer of Depositor)
                                    Executive Vice President, Lincoln National
                                    Life Insurance, Co.
                                    (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                           Date
---------                            -----                           -----

 **                            President and Director                April 11, 2001
---------------------          (Principal Executive Officer)
Jon A. Boscia

/s/ Lorry J. Stensrud          Executive Vice President,             April 11, 2001
---------------------          Chief Executive Officer of
Lorry J. Stensrud              Annuities, and Director

 ***                           Senior Vice President, Chief          April 11, 2001
---------------------          Financial Officer and Director
Janet Chrzan                   (Principal Accounting Officer and
                               Principal Financial Officer)

 *                             Executive Vice President and          April 11, 2001
---------------------          Director
Lawrence T. Rowland

                               Executive Vice President, Chief       April   , 2001
---------------------          Executive Officer of Life
John H. Gotta                  Insurance, and Director

 *                             Director                              April 11, 2001
---------------------
Richard C. Vaughan

***                            Director                              April 11, 2001
-------------------------
Charles E. Haldeman, Jr.

*By /s/ Steven M. Kluever    Pursuant to a Power of Attorney filed with Post-
   ------------------------  Effective Amendment No. 14 to the Registration
    Steven M. Kluever        Statement

**By /s/ Steven M. Kluever   Pursuant to a Power of Attorney filed with Post-
    -----------------------  Effective Amendment No. 15 to the Registration
    Steven M. Kluever        Statement

***By /s/ Steven M. Kluever  Pursuant to a Power of Attorney filed with this
     ----------------------  Registration Statement
     Steven M. Kluever